UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31st , 2007
Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.): [ ] is a restatement.
     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: South Street Advisors LLC
Address: 369 Lexington Ave., 23rd Floor
New York, New York 10017
Form 13F File Number: 28-0001399706
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the
       person signing the report is
 authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
_Thomas Carhart_
 [Signature]

 [City: New York  State: New York]
[Date] May 16, 2007
Report Type (Check only one.):
Name: Thomas Carhart
Title: Principal
Phone: 212-292-7803
Signature, Place, and Date of Signing: ____________________________________


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
      [If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-__________________ ________________________________________________
[Repeat as necessary.]
9

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 3
Form 13F Information Table Entry Total: 53
Form 13F Information Table Value Total:166,431              (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s)
 of all institutional investment managers with
       respect o which this report is filed,
      other than the manager filing this report
No. Form 13F File Number Name
1 28-0001185369 -Columbia Management Advisors LLC
2 28-0001070765-UBS N.Y. Branch
3 28-0000102909-Vanguard Group Inc.


[Repeat as necessary.]




10
56:    <table>
Column 1	Column 2	Column 3	Column 4	 Column 5 	Column 6	Column 7	Column 8
Name of Issuer	Title Class	Cusip	Value (x1000)	shrs/Prn Amt Sh/ Prn Put/Call 	Invest Dis	Other  Voting Auth Sole Shd None

6.375% Deutsche Bank Cap Funding VIII PFD	PFD	05153U204	381 	" 14,700 "	Sole		None
Advance Auto Parts	Com	00751Y105	"3,488 "	" 90,490 "	Sole		Sole
Aegon NV 6.875% Perpetual	PFD	NL0000686	316 	" 12,000 "	Sole		None
American Int'l Group	Com	026874107	"3,520 "	" 52,365 "	Sole		Sole
Amphenol Corp. Cl A	Com	032095101	"5,301 "	" 82,090 "	Sole		Sole
Apache	Com	037411105	216 	" 3,060 "	Sole		Sole
Barclays Bk Plc Ser2 6.625%	PFD	06739F390	372 	" 14,000 "	Sole		None
BHP Billiton LTD 	Spon ADR NEW	088606108	"9,628 "	" 198,730 "	Sole		Sole
Borgwarner	Com	099724106	"7,537 "	" 99,930 "	Sole		Sole
Burlington Northern Santa Fe	Com	12189T104	"5,364 "	" 66,690 "	Sole		Sole
Cisco Systems Inc.	Com	17275R102	"5,251 "	" 205,693 "	Sole		Sole
Columbia International Value FD Cl Z Shares	Int'l Equity Mutal FD	638581470	"1,068 "	" 40,970 "	Defined	1	Sole
Copytele Inc.	Com	217721109	8 	" 11,000 "	Sole		Sole
Coventry Health	Com	222862104	"4,576 "	" 81,650 "	Sole		Sole
Devon Energy	Com	25179M103	"5,709 "	" 82,479 "	Sole		Sole
Deere & Company	Com	244199105	228 	" 2,100 "	Sole		Sole
Deutsche Bank STR Note Loan Due 08/04/09	Stru Note	25152CGR1	"1,396 "	" 1,250,000 "	Sole		None
Echostar Communication Cl A	Com	278762109	625 	" 14,400 "	Sole		Sole
Energizer Holdings	Com	29266R108	"8,144 "	" 95,440 "	Sole		Sole
Exxon Mobil	Com	30231G102	838 	" 11,113 "	Sole		Sole
General Electric	Com	369604103	277 	" 7,836 "	Sole		Sole
Goldman Sachs 6.20% Ser B Perp	PFD	38144X50	208 	" 8,000 "	Sole		None
Goldman Sachs Grp.	Com	38141G104	"8,566 "	" 41,460 "	Sole		Sole
Hewlett-Packard	Com	428236103	"5,993 "	" 149,310 "	Sole		Sole
HNI	Com	404251100	"2,770 "	" 60,325 "	Sole		Sole
Host Hotel & Resort Inc.	Com	44107P104	"7,415 "	" 281,830 "	Sole		Sole
HSBC 6.36% Series Perp	PFD	40429C607	501 	" 19,500 "	Sole		None
HSBC Holdings PLC ADR	Spon ADR NEW	404280406	"4,810 "	" 54,780 "	Sole		Sole
IBM Corp.	Com	459200101	212 	" 2,250 "	Sole		Sole
ING Groep NV 6.1250%	PFD	456837509	518 	" 20,600 "	Sole		None
Intel Corp	Com	458140100	"3,470 "	" 181,368 "	Sole		Sole
Johnson & Johnson	Com	478160104	304 	" 5,050 "	Sole		Sole
Legg Mason Inc.	Com	524901105	283 	" 3,000 "	Sole		Sole
MEMC Electronic Materials Inc.	Com	552715104	"3,969 "	" 65,510 "	Sole		Sole
Merrill Lynch & Co. Depositary Sh Ser 2	PFD	59021S638	247 	" 9,800 "	Sole		None
Merrill Lynch 6.375% Ser 3 Perp	PFD	59021V839	208 	" 8,000 "	Sole		None
Morgan Stanley	Com	617446448	214 	" 2,720 "	Sole		Sole
Pepsico	Com	713448108	"1,515 "	" 23,830 "	Sole		Sole
Polo Ralph Lauren Corp. Cl A	Com	731572103	"7,144 "	" 81,040 "	Sole		Sole
Raymond James Financial Inc.	Com	754730109	"2,797 "	" 94,000 "	Sole		Sole
Research In Motion Ltd.	Com	760975102	"5,367 "	" 39,320 "	Sole		Sole
Royal Bk of Scotland 5.75% Series L	PFD	780097788	218 	" 9,000 "	Sole		None
Shire Pharmaceuticals Grp PLC	Spon ADR NEW	82481R106	"8,285 "	" 133,850 "	Sole		Sole
Stryker	Com	863667101	"3,825 "	" 6,200 "	Sole		Sole
SYSCO Corp	Com	871829107	210 	" 57,680 "	Sole		Sole
TECO Energy	Com	872375100	"4,405 "	" 255,930 "	Sole		Sole
Textron Inc.	Com	883203101	"5,143 "	" 57,270 "	Sole		Sole
The Dun & Bradstreet Corp. Del New Com	Com	26483E100	"7,637 "	" 83,740 "	Sole		Sole
Transocean Inc.	Com	G90078109	"4,788 "	" 58,610 "	Sole		Sole
UBS Equity Opportunity FD.	Hedge Fund		173 	" 125,000 "	Defined	2	None
United Health Group	Com	91324P102	"5,323 "	" 100,494 "	Sole		Sole
Vanguard Index TR 500 Portfolio	Equity Index Fund	922908108	264 	" 2,015 "	Defined	3	Sole
WR Berkley Corp.	Com	084423102	"5,406 "	" 163,228 "	Sole		Sole